PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 4,740	$ 5,793